Exhibit 99.1

World Omni Automobile Lease Securitization Trust 2015-A	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 03/31/2017

A.	DATES	Begin	End	# days

1	Payment Date		4/17/2017
2	Collection Period	3/1/2017	3/31/2017	31
3	Monthly Interest Period-Actual	3/15/2017	4/16/2017	33
4	Monthly Interest - Scheduled	3/15/2017	4/14/2017	30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	103,000,000.00	-	-	-	-	-	0.0000000
6	Class A-2a Notes	150,000,000.00	45,371,570.17	-	-	11,280,664.61	34,090,905.56	0.2272727
7	Class A-2b Notes	120,000,000.00	36,297,256.14	-	-	9,024,531.68	27,272,724.46	0.2272727
8	Class A-3 Notes	213,590,000.00	213,590,000.00	-	-	-	213,590,000.00	1.0000000
9	Class A-4 Notes	72,770,000.00	72,770,000.00	-	-	-	72,770,000.00	1.0000000
10	Total Class A Notes	659,360,000.00	368,028,826.31	0.00	0.00	20,305,196.29	347,723,630.02
11	Class B Notes	28,230,000.00	28,230,000.00	-	-	-	28,230,000.00	1.0000000

12	Total Notes	$687,590,000.00	396,258,826.31	$0.00	$0.00	$20,305,196.29	375,953,630.02

	Overcollateralization
13	Exchange Note	78,403,791.09	50,445,605.80				48,415,086.17
14	Series 2015-A Notes	18,044,119.85	57,751,625.91				59,782,145.54

15	Total Overcollateralization	96,447,910.94	108,197,231.71				108,197,231.71
16	Total Target Overcollateralization	$108,197,231.71	108,197,231.71				108,197,231.71

					Per $1000	Principal	Per $1000	Interest
		One-Month LIBOR	Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount	Shortfall
17	Class A-1 Notes		0.38000%	0.00	0.0000000	0.00	0.0000000	0.00
18	Class A-2a Notes		1.06000%	40,078.22	0.2671881	11,280,664.61	75.2044307	0.00
19	Class A-2b Notes	0.91222%	1.29222%	42,995.37	0.3582948	9,024,531.68	75.2044307	0.00
20	Class A-3 Notes		1.54000%	274,107.17	1.2833333	0.00	0.0000000	0.00
21	Class A-4 Notes		1.73000%	104,910.08	1.4416666	0.00	0.0000000	0.00
22	Total Class A Notes			462,090.84	0.7008172	20,305,196.29	30.7953110	0.00
23	Class B Notes		1.94000%	45,638.50	1.6166667	0.00	0.0000000	0.00

24	Totals			507,729.34	0.7384187	20,305,196.29	29.5309651	0.00

		Initial Balance	Beginning Balance	Ending Balance
25	Exchange Note Balance	705,634,119.85	454,010,452.22	435,735,775.56

	Reference Pool Balance Data	Initial	Current
26	Discount Rate	3.50%	3.50%
27	Aggregate Securitization Value	784,037,910.94	484,150,861.73
28	Aggregate Base Residual Value (Not Discounted)	545,098,377.51	423,209,814.49

	Turn-in Units	Units	Securitization Value	Percentage
29	Vehicles Scheduled to Return in Current Month	177	1,311,802.13
30	Turn-in Ratio on Scheduled Terminations			75.14%

		Units	Securitization Value
31	Securitization Value — Beginning of Period	28,016	504,456,058.02
32	Depreciation/Payments		(6,758,816.47)
33	Gross Credit Losses	(64)	(1,133,338.22)
34	Early Terminations — Regular	(3)	(59,717.84)
35	Scheduled Terminations — Returned	(434)	(6,767,246.40)
36	Payoff Units & Lease Reversals	(256)	(5,586,077.36)
37	Repurchased Leases	-	-

38	Securitization Value - End of Period	27,259	484,150,861.73

World Omni Automobile Lease Securitization Trust 2015-A	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 03/31/2017

C.	SERVICING FEE

39	Servicing Fee Due	420,380.05

40	Unpaid Servicing Fees - Prior Collection Periods	0.00

41	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	(15,795.89)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
42	Required Reserve Account Balance (.50% of Initial Securitization Value)	3,920,189.55
43	Beginning Reserve Account Balance	3,920,189.55
44	Ending Reserve Account Balance	3,920,189.55

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
45	Total Active Units (Excluding Inventory)	26,666	99.34%	474,237,907.24
46	31 - 60 Days Delinquent	147	0.55%	2,834,085.44
47	61 - 90 Days Delinquent	28	0.10%	531,820.22
48	91 - 120 Days Delinquent	4	0.01%	36,716.77
49	121+ Days Delinquent	0	0.00%	0.00

50	Total	26,845	100.00%	477,640,529.67

51	Prepayment Speed (1 Month)				1.41%

	Current Period Net Residual Losses on Scheduled and Early Termination Units	Units	Amounts

52	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period	437	6,826,964.24
53	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period		(6,423,536.22)
54	Less: Excess Wear and Tear Received in Current Period		(10,405.38)
55	Less: Excess Mileage Received in Current Period		(15,965.88)

56	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units		377,056.76

	Current and Prior Period Net Residual Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
57	Current Period Net Residual Losses/(Gains) Ratio		0.90%
58	Prior Period Net Residual Losses/(Gains) Ratio		1.19%
59	Second Prior Period Net Residual Losses/(Gains) Ratio		0.81%
60	Third Prior Period Net Residual Losses/(Gains) Ratio		0.75%
61	Four Month Average		0.91%

62	Beginning Cumulative Net Residual Losses		2,453,681.84
63	Current Period Net Residual Losses		377,056.76

64	Ending Cumulative Net Residual Losses - Scheduled and Early Termination Units		2,830,738.60

65	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.36%

	Credit Losses:	Units	Amounts
66	Aggregate Securitization Value on charged-off units	64	1,133,338.22
67	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units		(974,528.33)

68	Current Period Net Credit Losses/(Gains)		158,809.89

	Current and Prior Period Net Credit Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
69	Current Period Net Credit Losses/(Gains) Ratio		0.38%
70	Prior Period Net Credit Losses/(Gains) Ratio		0.56%
71	Second Prior Period Net Credit Losses/(Gains) Ratio		0.67%
72	Third Prior Period Net Credit Losses/(Gains) Ratio		0.39%
73	Four Month Average		0.50%

74	Beginning Cumulative Net Credit Losses		4,028,656.88
75	Current Period Net Credit Losses		158,809.89

76	Ending Cumulative Net Credit Losses		4,187,466.77

77	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.53%

World Omni Automobile Lease Securitization Trust 2015-A	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 03/31/2017

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

78	Lease Payments Received	9,664,177.39
79	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	6,390,633.48
80	Liquidation Proceeds, Recoveries & Expenses	741,641.94
81	Insurance Proceeds	232,886.39
82	Sales Proceeds, Recoveries & Expenses - Early Terminations	59,274.00
83	Payoff Payments	6,154,864.08
84	All Other Payments Received	-

85	Collected Amounts	23,243,477.28

86	Investment Earnings on Collection Account	9,108.18

87	Total Collected Amounts, prior to Servicer Advances	23,252,585.46

88	Servicer Advance	0.00

89	Total Collected Amounts - Available for Distribution	23,252,585.46

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

90	Servicing Fee	420,380.05
91	Interest on the Exchange Note - to the Trust Collection Account	733,983.56
92	Principal on the Exchange Note - to the Trust Collection Account	18,274,676.66
93	Trust Collection Account Shortfall Amount - to the Trust Collection Account	2,418,640.83
94	Remaining Funds Payable to Trust Collection Account	1,404,904.36

95	Total Distributions	23,252,585.46

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

96	Available Funds	22,832,205.41

97	Investment Earnings on Reserve Account	1,801.21

98	Reserve Account Draw Amount	0.00

99	Total Available Funds - Available for Distribution	22,834,006.62

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

100	Administration Fee	21,019.00
101	Class A Noteholders' Interest Distributable Amount	462,090.84
102	Noteholders' First Priority Principal Distributable Amount	-
103	Class B Noteholders' Interest Distributable Amount	45,638.50
104	Noteholders' Second Priority Principal Distributable Amount	-
105	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
106	Noteholders' Regular Principal Distributable Amount	20,305,196.29
107	Remaining Funds Payable to Certificate holder	2,000,061.99

108	Total Distributions	22,834,006.62